Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	$ 83	$ 820
Interest rate swap	408
Class B Series Two and Three common share liability	9,951	7,615
Conversion right on US$ 6.25% Convertible Debentures	236	954
Liabilities, Fair Value Disclosure, Recurring, Total	10,678	9,389
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	83	820
Interest rate swap	408
Class B Series Two and Three common share liability	9,951	7,615
Liabilities, Fair Value Disclosure, Recurring, Total	10,442	8,435
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on US$ 6.25% Convertible Debentures	236	954
Liabilities, Fair Value Disclosure, Recurring, Total	$ 236	$ 954